ACCOUNTS AND OTHER RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS AND OTHER RECEIVABLE

Accounts other receivable consisted of the following:

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Accounts receivable from third parties, net	6,986,013	15,620,172
Other receivables for investments, disposal of intangible assets and concert tickets	10,096,072	1,219,865
	$17,082,085	$16,840,037

Accounts other receivable consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD

Accounts receivable from third parties, net	826,687	6,986,013
Other receivables for investments, disposal of intangible assets and concert tickets	-	10,096,072
	$826,687	$17,082,085